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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-22445

Pinnacle Capital Management Funds Trust
(Exact name of registrant as specified in charter)

507 Plum Street, Suite 120, Syracuse, New York	13204
(Address of principal executive offices)	(Zip code)

Benjamin V. Mollozzi Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(315) 234-9716

Date of fiscal year end:	October 31

Date of reporting period:	July 1, 2019 – June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pinnacle Capital Management Funds Trust

By (Signature and Title)*		/s/ Dean S. Dellas
Dean S. Dellas, President of the Trust

Date	August 14, 2020

*	Print the name and title of each signing officer under his or her signature.

EXHIBIT A

Fund Name: 1789 Growth and Income Fund

Proxy Voting Record

July 1, 2019 - June 30, 2020

Issuer Name	Ticker Symbol	CUSIP	Shareholder Meeting Date	Brief Identification of the Matter Voted On	Proposed by Issuer or Security Holder?	Did the Fund Vote?	How did the Fund Cast its Vote? For, Against, Abstain	Did the Fund vote For or Against Management?
Celanese Corporation	CE	150870103	4/16/2020	Election of Director: Jean S. Blackwell	Issuer	Yes	For	For
Celanese Corporation	CE	150870103	4/16/2020	Election of Director: William M. Brown	Issuer	Yes	For	For
Celanese Corporation	CE	150870103	4/16/2020	Election of Director: Edward G. Galante	Issuer	Yes	For	For
Celanese Corporation	CE	150870103	4/16/2020	Election of Director: Kathryn M. Hill	Issuer	Yes	For	For
Celanese Corporation	CE	150870103	4/16/2020	Election of Director: David F. Hoffmeister	Issuer	Yes	For	For
Celanese Corporation	CE	150870103	4/16/2020	Election of Director: Dr. Jay V. Ihlenfeld	Issuer	Yes	For	For
Celanese Corporation	CE	150870103	4/16/2020	Election of Director: Mark C. Rohr	Issuer	Yes	For	For
Celanese Corporation	CE	150870103	4/16/2020	Election of Director: Kim K.W. Rucker	Issuer	Yes	For	For
Celanese Corporation	CE	150870103	4/16/2020	Election of Director: Lori J. Ryerkerk	Issuer	Yes	For	For
Celanese Corporation	CE	150870103	4/16/2020	Election of Director: John K. Wulff	Issuer	Yes	For	For
Celanese Corporation	CE	150870103	4/16/2020	Ratification of the selection of KPMG LLP as our independent registered public accounting firm for 2020	Issuer	Yes	For	For
Celanese Corporation	CE	150870103	4/16/2020	Advisory vote to approve executive compensation	Issuer	Yes	For	For
Lockheed Martin Corporation	LMT	539830109	4/23/2020	Election of Director: Daniel F. Akerson	Issuer	Yes	For	For
Lockheed Martin Corporation	LMT	539830109	4/23/2020	Election of Director: David B Burritt	Issuer	Yes	For	For
Lockheed Martin Corporation	LMT	539830109	4/23/2020	Election of Director: Bruce A. Carlson	Issuer	Yes	For	For
Lockheed Martin Corporation	LMT	539830109	4/23/2020	Election of Director: Joseph F. Dunford, Jr.	Issuer	Yes	For	For
Lockheed Martin Corporation	LMT	539830109	4/23/2020	Election of Director: James O. Ellis, Jr.	Issuer	Yes	For	For
Lockheed Martin Corporation	LMT	539830109	4/23/2020	Election of Director: Thomas J. Falk	Issuer	Yes	For	For
Lockheed Martin Corporation	LMT	539830109	4/23/2020	Election of Director: Ilene S. Gordon	Issuer	Yes	For	For
Lockheed Martin Corporation	LMT	539830109	4/23/2020	Election of Director: Marillyn A. Hewson	Issuer	Yes	For	For
Lockheed Martin Corporation	LMT	539830109	4/23/2020	Election of Director: Vicki A. Hollub	Issuer	Yes	For	For
Lockheed Martin Corporation	LMT	539830109	4/23/2020	Election of Director: Jeh C. Johnson	Issuer	Yes	For	For
Lockheed Martin Corporation	LMT	539830109	4/23/2020	Election of Director: Debra L. Reed-Klages	Issuer	Yes	For	For
Lockheed Martin Corporation	LMT	539830109	4/23/2020	Election of Director: James D Taiclet, Jr.	Issuer	Yes	For	For
Lockheed Martin Corporation	LMT	539830109	4/23/2020	Ratification of Appointment of Ernst & Young LLP as Independent Auditors for 2020	Issuer	Yes	For	For
Lockheed Martin Corporation	LMT	539830109	4/23/2020	Advisory Vote to Approve the Compensation of our Named Executive Officers (Say-on-Pay)	Issuer	Yes	For	For
Lockheed Martin Corporation	LMT	539830109	4/23/2020	Management Proposal to Approve the Lockheed Martin Corporation 2020 Incentive Performance Award Plan	Issuer	Yes	For	For
Lockheed Martin Corporation	LMT	539830109	4/23/2020	Stockholder Proposal to Adopt Stockholder Action By Written Consent	Security Holder	Yes	For	Against
First American Financial Corporation	FAF	31847R102	5/5/2020	Election of Directors: James L. Doti, Michael D. McKee, Thomas V. McKernan	Issuer	Yes	For All	For
First American Financial Corporation	FAF	31847R102	5/5/2020	Advisory vote to approve executive compensation	Issuer	Yes	For	For
First American Financial Corporation	FAF	31847R102	5/5/2020	To approve the Company's 2020 Inventive Compensation Plan	Issuer	Yes	For	For
First American Financial Corporation	FAF	31847R102	5/5/2020	To ratify the selection of PricewaterhouseCoopers LLP as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2020	Issuer	Yes	For	For
Packaging Corporation of America	PKG	695156109	5/5/2020	Election of Director: Cheryl K. Beebe	Issuer	Yes	For	For
Packaging Corporation of America	PKG	695156109	5/5/2020	Election of Director: Duane C. Farrington	Issuer	Yes	For	For
Packaging Corporation of America	PKG	695156109	5/5/2020	Election of Director: Donna A. Harman	Issuer	Yes	For	For
Packaging Corporation of America	PKG	695156109	5/5/2020	Election of Director: Mark W. Kowlzan	Issuer	Yes	For	For
Packaging Corporation of America	PKG	695156109	5/5/2020	Election of Director: Robert C. Lyons	Issuer	Yes	For	For
Packaging Corporation of America	PKG	695156109	5/5/2020	Election of Director: Thomas P. Maurer	Issuer	Yes	For	For
Packaging Corporation of America	PKG	695156109	5/5/2020	Election of Director: Samuel M. Mencoff	Issuer	Yes	For	For
Packaging Corporation of America	PKG	695156109	5/5/2020	Election of Director: Roger B. Porter	Issuer	Yes	For	For
Packaging Corporation of America	PKG	695156109	5/5/2020	Election of Director: Thomas S. Souleles	Issuer	Yes	For	For
Packaging Corporation of America	PKG	695156109	5/5/2020	Election of Director: Paul T. Stecko	Issuer	Yes	For	For
Packaging Corporation of America	PKG	695156109	5/5/2020	Election of Director: James D. Woodrum	Issuer	Yes	For	For
Packaging Corporation of America	PKG	695156109	5/5/2020	Proposal to ratify appointment of KPMG LLP as our auditors	Issuer	Yes	For	For
Packaging Corporation of America	PKG	695156109	5/5/2020	Proposal to approve the 1999 Long-Term Equity Incentive Plan	Issuer	Yes	For	For
Packaging Corporation of America	PKG	695156109	5/5/2020	Proposal to approve our executive compensation	Issuer	Yes	For	For
CME Group Inc.	CME	12572Q105	5/6/2020	Election of Equity Director: Terrence A. Duffy	Issuer	Yes	For	For
CME Group Inc.	CME	12572Q105	5/6/2020	Election of Equity Director: Timothy S. Bitsberger	Issuer	Yes	For	For
CME Group Inc.	CME	12572Q105	5/6/2020	Election of Equity Director: Charles P. Carey	Issuer	Yes	For	For
CME Group Inc.	CME	12572Q105	5/6/2020	Election of Equity Director: Dennis H. Chookaszian	Issuer	Yes	For	For
CME Group Inc.	CME	12572Q105	5/6/2020	Election of Equity Director: Bryan T. Durkin	Issuer	Yes	For	For
CME Group Inc.	CME	12572Q105	5/6/2020	Election of Equity Director: Ana Dutra	Issuer	Yes	For	For
CME Group Inc.	CME	12572Q105	5/6/2020	Election of Equity Director: Martin J. Gepsman	Issuer	Yes	For	For
CME Group Inc.	CME	12572Q105	5/6/2020	Election of Equity Director: Larry G. Gerdes	Issuer	Yes	For	For
CME Group Inc.	CME	12572Q105	5/6/2020	Election of Equity Director: Daniel R. Glickman	Issuer	Yes	For	For
CME Group Inc.	CME	12572Q105	5/6/2020	Election of Equity Director: Daniel G. Kaye	Issuer	Yes	For	For
CME Group Inc.	CME	12572Q105	5/6/2020	Election of Equity Director: Phyllis M. Lockett	Issuer	Yes	For	For
CME Group Inc.	CME	12572Q105	5/6/2020	Election of Equity Director: Deborah J. Lucas	Issuer	Yes	For	For
CME Group Inc.	CME	12572Q105	5/6/2020	Election of Equity Director: Terry L. Savage	Issuer	Yes	For	For
CME Group Inc.	CME	12572Q105	5/6/2020	Election of Equity Director: Rahael Seifu	Issuer	Yes	For	For
CME Group Inc.	CME	12572Q105	5/6/2020	Election of Equity Director: William R. Shepard	Issuer	Yes	For	For
CME Group Inc.	CME	12572Q105	5/6/2020	Election of Equity Director: Howard J. Siegel	Issuer	Yes	For	For
CME Group Inc.	CME	12572Q105	5/6/2020	Election of Equity Director: Dennis A. Suskind	Issuer	Yes	For	For
CME Group Inc.	CME	12572Q105	5/6/2020	Ratification of the appointment of Ernst & Young as our independent registered public accounting firm for 2020	Issuer	Yes	For	For
CME Group Inc.	CME	12572Q105	5/6/2020	Advisory vote on the compensation of our named executive officers	Issuer	Yes	For	For
Republic Services, Inc.	RSG	760759100	5/8/2020	Election of Director: Manuel Kadre	Issuer	Yes	For	For
Republic Services, Inc.	RSG	760759100	5/8/2020	Election of Director: Tomago Collins	Issuer	Yes	For	For
Republic Services, Inc.	RSG	760759100	5/8/2020	Election of Director: Thomas W. Handley	Issuer	Yes	For	For
Republic Services, Inc.	RSG	760759100	5/8/2020	Election of Director: Jennifer M. Kirk	Issuer	Yes	For	For
Republic Services, Inc.	RSG	760759100	5/8/2020	Election of Director: Michael Larson	Issuer	Yes	For	For
Republic Services, Inc.	RSG	760759100	5/8/2020	Election of Director: Kim S. Pegula	Issuer	Yes	For	For
Republic Services, Inc.	RSG	760759100	5/8/2020	Election of Director: Donald W. Slager	Issuer	Yes	For	For
Republic Services, Inc.	RSG	760759100	5/8/2020	Election of Director: James P. Snee	Issuer	Yes	For	For
Republic Services, Inc.	RSG	760759100	5/8/2020	Election of Director: Sandra M. Volpe	Issuer	Yes	For	For
Republic Services, Inc.	RSG	760759100	5/8/2020	Election of Director: Katherine B. Weymouth	Issuer	Yes	For	For
Republic Services, Inc.	RSG	760759100	5/8/2020	Advisory vote to approve our named executive officer compensation	Issuer	Yes	For	For
Republic Services, Inc.	RSG	760759100	5/8/2020	Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2020	Issuer	Yes	For	For
Republic Services, Inc.	RSG	760759100	5/8/2020	Proposal to approve the Republic Services, Inc. 2021 Stock Incentive Plan	Issuer	Yes	For	For
Crown Castle International Corp	CCI	22822V101	5/14/2020	Election of Director: P. Robert Bartolo	Issuer	Yes	For	For
Crown Castle International Corp	CCI	22822V101	5/14/2020	Election of Director: Jay A. Brown	Issuer	Yes	For	For
Crown Castle International Corp	CCI	22822V101	5/14/2020	Election of Director: Cindy Christy	Issuer	Yes	For	For
Crown Castle International Corp	CCI	22822V101	5/14/2020	Election of Director: Ari Q. Fitzgerald	Issuer	Yes	For	For
Crown Castle International Corp	CCI	22822V101	5/14/2020	Election of Director: Robert E. Garrison II	Issuer	Yes	For	For
Crown Castle International Corp	CCI	22822V101	5/14/2020	Election of Director: Andrea J. Goldsmith	Issuer	Yes	For	For
Crown Castle International Corp	CCI	22822V101	5/14/2020	Election of Director: Lee W. Hogan	Issuer	Yes	For	For
Crown Castle International Corp	CCI	22822V101	5/14/2020	Election of Director: Edward C. Hutcheson, Jr	Issuer	Yes	For	For
Crown Castle International Corp	CCI	22822V101	5/14/2020	Election of Director: J. Landis Martin	Issuer	Yes	For	For
Crown Castle International Corp	CCI	22822V101	5/14/2020	Election of Director: Robert F. McKenzie	Issuer	Yes	For	For
Crown Castle International Corp	CCI	22822V101	5/14/2020	Election of Director: Anthony J. Melone	Issuer	Yes	For	For
Crown Castle International Corp	CCI	22822V101	5/14/2020	Election of Director: W. Benjamin Moreland	Issuer	Yes	For	For
Crown Castle International Corp	CCI	22822V101	5/14/2020	The ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accountants for fiscal year 2020	Issuer	Yes	For	For
Crown Castle International Corp	CCI	22822V101	5/14/2020	The non-binding, advisory vote to approve the compensation of the Company's named executive officers	Issuer	Yes	For	For
JPMorgan Chase & Co.	JPM	46625H100	5/19/2020	Election of Director: Linda B. Bamman	Issuer	Yes	For	For
JPMorgan Chase & Co.	JPM	46625H100	5/19/2020	Election of Director: Stephen B. Burke	Issuer	Yes	For	For
JPMorgan Chase & Co.	JPM	46625H100	5/19/2020	Election of Director: Todd A. Combs	Issuer	Yes	For	For
JPMorgan Chase & Co.	JPM	46625H100	5/19/2020	Election of Director: James S. Crown	Issuer	Yes	For	For
JPMorgan Chase & Co.	JPM	46625H100	5/19/2020	Election of Director: James Dimon	Issuer	Yes	For	For
JPMorgan Chase & Co.	JPM	46625H100	5/19/2020	Election of Director: Timothy P. Flynn	Issuer	Yes	For	For
JPMorgan Chase & Co.	JPM	46625H100	5/19/2020	Election of Director: Mellody Hobson	Issuer	Yes	For	For
JPMorgan Chase & Co.	JPM	46625H100	5/19/2020	Election of Director: Michael A. Neal	Issuer	Yes	For	For
JPMorgan Chase & Co.	JPM	46625H100	5/19/2020	Election of Director: Lee R. Raymond	Issuer	Yes	For	For
JPMorgan Chase & Co.	JPM	46625H100	5/19/2020	Election of Director: Virginia M. Rometty	Issuer	Yes	For	For
JPMorgan Chase & Co.	JPM	46625H100	5/19/2020	Advisory resolution to approve executive compensation	Issuer	Yes	For	For
JPMorgan Chase & Co.	JPM	46625H100	5/19/2020	Ratification of independent registered public accounting firm	Issuer	Yes	For	For
JPMorgan Chase & Co.	JPM	46625H100	5/19/2020	Independent board chairman	Security Holder	Yes	Against	For
JPMorgan Chase & Co.	JPM	46625H100	5/19/2020	Oil and gas company and project financing related to the Artic and Canadian oil sands	Security Holder	Yes	Against	For
JPMorgan Chase & Co.	JPM	46625H100	5/19/2020	Climate change risk reporting	Security Holder	Yes	Against	For
JPMorgan Chase & Co.	JPM	46625H100	5/19/2020	Amend shareholder written consent provisions	Security Holder	Yes	For	Against
JPMorgan Chase & Co.	JPM	46625H100	5/19/2020	Charitable contributions disclosure	Security Holder	Yes	Against	For
JPMorgan Chase & Co.	JPM	46625H100	5/19/2020	Gender/Racial pay equity	Security Holder	Yes	Against	For
Coresite Realty Corporation	COR	21870Q105	5/20/2020	Election of Directors: Robert G. Stuckey, Paul E. Szurek, James A. Attwood, Jr., Jean A. Bua, Kelly C. Chambliss, Michael R. Koehler, J. David Thompson, David A. Wilson	Issuer	Yes	For All	For
Coresite Realty Corporation	COR	21870Q105	5/20/2020	Ratification of the appointment of KPMG LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2020	Issuer	Yes	For	For
Coresite Realty Corporation	COR	21870Q105	5/20/2020	The advisory vote to approve the compensation of our named executive officers	Issuer	Yes	For	For
The Home Depot, Inc.	HD	437076102	5/21/2020	Election of Director: Gerard J. Arpey	Issuer	Yes	For	For
The Home Depot, Inc.	HD	437076102	5/21/2020	Election of Director: Ari Bousbib	Issuer	Yes	For	For
The Home Depot, Inc.	HD	437076102	5/21/2020	Election of Director: Jeffery H. Boyd	Issuer	Yes	For	For
The Home Depot, Inc.	HD	437076102	5/21/2020	Election of Director: Gregory D. Brenneman	Issuer	Yes	For	For
The Home Depot, Inc.	HD	437076102	5/21/2020	Election of Director: J. Frank Brown	Issuer	Yes	For	For
The Home Depot, Inc.	HD	437076102	5/21/2020	Election of Director: Albert P. Carey	Issuer	Yes	For	For
The Home Depot, Inc.	HD	437076102	5/21/2020	Election of Director: Helena B. Foulkes	Issuer	Yes	For	For
The Home Depot, Inc.	HD	437076102	5/21/2020	Election of Director: Linda R. Gooden	Issuer	Yes	For	For
The Home Depot, Inc.	HD	437076102	5/21/2020	Election of Director: Wayne M. Hewett	Issuer	Yes	For	For
The Home Depot, Inc.	HD	437076102	5/21/2020	Election of Director: Manuel Kadre	Issuer	Yes	For	For
The Home Depot, Inc.	HD	437076102	5/21/2020	Election of Director: Stephanie C. Linnartz	Issuer	Yes	For	For
The Home Depot, Inc.	HD	437076102	5/21/2020	Election of Director: Craig A. Menear	Issuer	Yes	For	For
The Home Depot, Inc.	HD	437076102	5/21/2020	Ratification of the Appointment of KPMG LLP	Issuer	Yes	For	For
The Home Depot, Inc.	HD	437076102	5/21/2020	Advisory Vote to Approve Executive Compensation ("Say-on-Pay")	Issuer	Yes	For	For
The Home Depot, Inc.	HD	437076102	5/21/2020	Shareholder Proposal Regarding Amendment of Shareholder Written Consent Right	Security Holder	Yes	For	Against
The Home Depot, Inc.	HD	437076102	5/21/2020	Shareholder Proposal Regarding EEO-1 Disclosure	Security Holder	Yes	Against	For
The Home Depot, Inc.	HD	437076102	5/21/2020	Shareholder Proposal Regarding Executive Ownership Guidelines	Security Holder	Yes	Against	For
The Home Depot, Inc.	HD	437076102	5/21/2020	Shareholder Proposal Regarding Electioneering Contributions Congruency Analysis	Security Holder	Yes	Against	For
The Interpublic Group of Companies, Inc	IPG	460690100	5/21/2020	Election of Director: Jocelyn Carter-Miller	Issuer	Yes	For	For
The Interpublic Group of Companies, Inc	IPG	460690100	5/21/2020	Election of Director: Mary J. Steele Guilfoile	Issuer	Yes	For	For
The Interpublic Group of Companies, Inc	IPG	460690100	5/21/2020	Election of Director: Dawn Hudson	Issuer	Yes	For	For
The Interpublic Group of Companies, Inc	IPG	460690100	5/21/2020	Election of Director: Jonathan F. Miller	Issuer	Yes	For	For
The Interpublic Group of Companies, Inc	IPG	460690100	5/21/2020	Election of Director: Patrick Q. Moore	Issuer	Yes	For	For
The Interpublic Group of Companies, Inc	IPG	460690100	5/21/2020	Election of Director: Michael I. Roth	Issuer	Yes	For	For
The Interpublic Group of Companies, Inc	IPG	460690100	5/21/2020	Election of Director: Linda S. Sanford	Issuer	Yes	For	For
The Interpublic Group of Companies, Inc	IPG	460690100	5/21/2020	Election of Director: David M. Thomas	Issuer	Yes	For	For
The Interpublic Group of Companies, Inc	IPG	460690100	5/21/2020	Election of Director: E. Lee Wyatt Jr.	Issuer	Yes	For	For
The Interpublic Group of Companies, Inc	IPG	460690100	5/21/2020	Ratification of the appointment of PricewaterhouseCoopers LLP as Interpublic's independent registered public accounting firm for the year 2020	Issuer	Yes	For	For
The Interpublic Group of Companies, Inc	IPG	460690100	5/21/2020	Advisory vote to approve named executive officer compensation	Issuer	Yes	For	For
The Interpublic Group of Companies, Inc	IPG	460690100	5/21/2020	Stockholder proposal entitled "Special Stockholder Meetings"	Security Holder	Yes	Against	For
NextEra Energy, Inc	NEE	65339F101	5/21/2020	Election of Director: Sherry S. Barrat	Issuer	Yes	For	For
NextEra Energy, Inc	NEE	65339F101	5/21/2020	Election of Director: James L. Camaren	Issuer	Yes	For	For
NextEra Energy, Inc	NEE	65339F101	5/21/2020	Election of Director: Kenneth B. Dunn	Issuer	Yes	For	For
NextEra Energy, Inc	NEE	65339F101	5/21/2020	Election of Director: Naren K. Gursahaney	Issuer	Yes	For	For
NextEra Energy, Inc	NEE	65339F101	5/21/2020	Election of Director: Kirk S. Hachigian	Issuer	Yes	For	For
NextEra Energy, Inc	NEE	65339F101	5/21/2020	Election of Director: Toni Jennings	Issuer	Yes	For	For
NextEra Energy, Inc	NEE	65339F101	5/21/2020	Election of Director: Amy B. Lane	Issuer	Yes	For	For
NextEra Energy, Inc	NEE	65339F101	5/21/2020	Election of Director: David L. Porges	Issuer	Yes	For	For
NextEra Energy, Inc	NEE	65339F101	5/21/2020	Election of Director: James L. Robo	Issuer	Yes	For	For
NextEra Energy, Inc	NEE	65339F101	5/21/2020	Election of Director: Rudy E. Schupp	Issuer	Yes	For	For
NextEra Energy, Inc	NEE	65339F101	5/21/2020	Election of Director: John L. Skolds	Issuer	Yes	For	For
NextEra Energy, Inc	NEE	65339F101	5/21/2020	Election of Director: William H. Swanson	Issuer	Yes	For	For
NextEra Energy, Inc	NEE	65339F101	5/21/2020	Election of Director: Darryl L. Wilson	Issuer	Yes	For	For
NextEra Energy, Inc	NEE	65339F101	5/21/2020	Ratification of appointment of Deloitte & Touche LLP as NextEra Energy's independent registered public accounting firm for 2020	Issuer	Yes	For	For
NextEra Energy, Inc	NEE	65339F101	5/21/2020	Approval, by non-binding advisory vote, of NextEra Energy's compensation of its named executive officers as disclosed in the proxy statement	Issuer	Yes	For	For
NextEra Energy, Inc	NEE	65339F101	5/21/2020	A proposal entitled "Political Contributions Disclosure" to request semiannual reports disclosing political contribution policies and expenditures	Security Holder	Yes	Abstain	Against
NextEra Energy, Inc	NEE	65339F101	5/21/2020	A proposal entitled "Right to Act by Written Consent" to request action by written consent of shareholders	Security Holder	Yes	Abstain	Against
UnitedHealth Group Incorporated	UNH	91324P102	6/1/2020	Election of Director: Richard T. Burke	Issuer	Yes	For	For
UnitedHealth Group Incorporated	UNH	91324P102	6/1/2020	Election of Director: Timothy P. Flynn	Issuer	Yes	For	For
UnitedHealth Group Incorporated	UNH	91324P102	6/1/2020	Election of Director: Stephen J. Hemsley	Issuer	Yes	For	For
UnitedHealth Group Incorporated	UNH	91324P102	6/1/2020	Election of Director: Michele J. Hooper	Issuer	Yes	For	For
UnitedHealth Group Incorporated	UNH	91324P102	6/1/2020	Election of Director: F. William McNabb III	Issuer	Yes	For	For
UnitedHealth Group Incorporated	UNH	91324P102	6/1/2020	Election of Director: Valarie C. Montgomery Rice, M.D.	Issuer	Yes	For	For
UnitedHealth Group Incorporated	UNH	91324P102	6/1/2020	Election of Director: John H. Noseworthy, M.D.	Issuer	Yes	For	For
UnitedHealth Group Incorporated	UNH	91324P102	6/1/2020	Election of Director: Glenn M. Renwick	Issuer	Yes	For	For
UnitedHealth Group Incorporated	UNH	91324P102	6/1/2020	Election of Director: David S. Wichmann	Issuer	Yes	For	For
UnitedHealth Group Incorporated	UNH	91324P102	6/1/2020	Election of Director: Gail R. Wilensky, Ph.D.	Issuer	Yes	For	For
UnitedHealth Group Incorporated	UNH	91324P102	6/1/2020	Advisory approval of the Company's executive compensation	Issuer	Yes	For	For
UnitedHealth Group Incorporated	UNH	91324P102	6/1/2020	Ratification of the appointment of Deloitte & Touche LLP as the independent registered public accounting firm for the Company for the year ending December 31, 2020	Issuer	Yes	For	For
UnitedHealth Group Incorporated	UNH	91324P102	6/1/2020	Approval of the UnitedHealth Group 2020 Stock Incentive Plan	Issuer	Yes	For	For
UnitedHealth Group Incorporated	UNH	91324P102	6/1/2020	If properly presented at the 2020 Annual Meeting of Shareholders, the shareholder proposal set forth in the proxy statement requesting any material amendment to the Company's Bylaws be subject to a non-binding shareholder vote	Security Holder	Yes	Against	For
Fidelity National Financial, Inc.	FNF	31620R303	6/10/2020	Election of Directors: William P. Foley II, Douglas K. Ammerman, Thomas M. Hagerty, Peter O. Shea Jr	Issuer	Yes	For All	For
Fidelity National Financial, Inc.	FNF	31620R303	6/10/2020	Approval of a non-binding advisory resolution on the compensation paid to our named executive officers	Issuer	Yes	For	For
Fidelity National Financial, Inc.	FNF	31620R303	6/10/2020	Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for the 2020 fiscal year	Issuer	Yes	For	For
The Kroger Co	KR	501044101	6/25/2020	Election of Director: Nora A. Aufreiter	Issuer	Yes	For	For
The Kroger Co	KR	501044101	6/25/2020	Election of Director: Anne Gates	Issuer	Yes	For	For
The Kroger Co	KR	501044101	6/25/2020	Election of Director: Karen M. Hoguet	Issuer	Yes	For	For
The Kroger Co	KR	501044101	6/25/2020	Election of Director: Susan J. Kropf	Issuer	Yes	For	For
The Kroger Co	KR	501044101	6/25/2020	Election of Director: W. Rodney McMullen	Issuer	Yes	For	For
The Kroger Co	KR	501044101	6/25/2020	Election of Director: Clyde R. Moore	Issuer	Yes	For	For
The Kroger Co	KR	501044101	6/25/2020	Election of Director: Ronald L. Sargent	Issuer	Yes	For	For
The Kroger Co	KR	501044101	6/25/2020	Election of Director: Bobby S. Shackouls	Issuer	Yes	For	For
The Kroger Co	KR	501044101	6/25/2020	Election of Director: Mark S. Sutton	Issuer	Yes	For	For
The Kroger Co	KR	501044101	6/25/2020	Election of Director: Ashok Vemuri	Issuer	Yes	For	For
The Kroger Co	KR	501044101	6/25/2020	Approval, on an advisory basis, of Kroger's executive compensation	Issuer	Yes	For	For
The Kroger Co	KR	501044101	6/25/2020	Ratification of PricewaterhouseCoopers LLP, as auditors	Issuer	Yes	For	For
The Kroger Co	KR	501044101	6/25/2020	A shareholder proposal, if properly presented, to issue a report assessing the environmental impacts of using unrecyclable packaging for private label brands	Security Holder	Yes	Against	For
The Kroger Co	KR	501044101	6/25/2020	A shareholder proposal, if properly presented, to issue a report on human rights due diligence process in operations and supply chain	Security Holder	Yes	Against	For